UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994
                                                    ----------------------------

                             BURNHAM INVESTORS TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               NEW YORK, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863
                                                            ------------

                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------

                  Date of reporting period: SEPTEMBER 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

BURNHAM FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  94.44%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY  9.72%
HOTELS, RESORTS & CRUISE LINES  2.19%
    Royal Caribbean Cruises Ltd. 3             30,000        $   1,308,000
 O  Wynn Resorts, Ltd.                         25,000            1,292,250
                                                             -------------
                                                                 2,600,250
                                                             -------------
LEISURE PRODUCTS  1.21%
 O  K2 Inc. 3                                 100,600            1,439,586
                                                             -------------
MOVIES & ENTERTAINMENT  1.70%
    Viacom Inc., Class B 3                     60,000            2,013,600
                                                             -------------
RESTAURANTS  2.37%
    McDonald's Corp. 3                        100,000            2,803,000
                                                             -------------
RETAIL STORES  2.25%
    Wal-Mart Stores, Inc.                      50,000            2,660,000
                                                             -------------
TOTAL CONSUMER DISCRETIONARY (COST: $10,115,319)                11,516,436
                                                             -------------
CONSUMER STAPLES  3.08%
SOFT DRINKS  3.08%
    PepsiCo, Inc.                              75,000            3,648,750
                                                             -------------
TOTAL CONSUMER STAPLES (COST: $3,061,010)                        3,648,750
                                                             -------------
ENERGY  14.66%
INTEGRATED OIL & GAS  8.06%
    BP p.l.c. - Sponsored ADR                  40,000            2,301,200
    Exxon Mobil Corp. 3                       150,000            7,249,500
                                                             -------------
                                                                 9,550,700
                                                             -------------
OIL & GAS EXPLORATION & PRODUCTION  2.95%
    Devon Energy Corp. 2                       20,000            1,420,200
    Pioneer Natural Resouces Co. 2,3           60,000            2,068,800
                                                             -------------
                                                                 3,489,000
                                                             -------------
OIL & GAS PIPELINES  3.65%
 O  Kinder Morgan Management LLC               60,508            2,512,301
    The Williams Companies, Inc. 2            150,000            1,815,000
                                                             -------------
                                                                 4,327,301
                                                             -------------
TOTAL ENERGY (COST: $10,128,831)                                17,367,001
                                                             -------------
FINANCIAL SERVICES  32.28%
BANKS  1.48%
    The Bank of New York Co., Inc. 3           60,000            1,750,200
                                                             -------------
DIVERSIFIED FINANCIAL SERVICES  10.49%
    American Express Co. 2,3                  100,000            5,146,000
    Citigroup Inc.                             75,000            3,309,000
    J.P. Morgan Chase & Co.                   100,000            3,973,000
                                                             -------------
                                                                12,428,000
                                                             -------------


                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

INSURANCE  8.19%
    American International Group, Inc. 3       40,000        $   2,719,600
 O  Berkshire Hathaway Inc., Class B 2          1,000            2,871,000
    MetLife, Inc.                              70,000            2,705,500
    Prudential Financial, Inc.                 30,000            1,411,200
                                                             -------------
                                                                 9,707,300
                                                             -------------
INVESTMENT BANKING & BROKERAGE  2.84%
    The Bear Stearns Cos. Inc. 2,3             35,000            3,365,950
                                                             -------------
MORTGAGE BANKING  0.54%
    Fieldstone Investment Corp. c              37,500              637,500
                                                             -------------
REAL ESTATE INVESTMENT TRUSTS  2.75%
    Archstone-Smith Trust                      40,000            1,265,600
    New Plan Excel Realty Trust 2              80,000            2,000,000
                                                             -------------
                                                                 3,265,600
                                                             -------------
SAVINGS AND  LOAN COMPANIES  5.99%
    GreenPoint Financial Corp. 3               50,000            2,313,000
    Hudson City Bancorp, Inc.                  30,000            1,072,200
    Sovereign Bancorp, Inc.                   170,000            3,709,400
                                                             -------------
                                                                 7,094,600
                                                             -------------
TOTAL FINANCIAL SERVICES (COST: $29,912,024)                    38,249,150
                                                             -------------
HEALTH CARE  9.51%
BIOTECHNOLOGY  0.96%
 O  Amgen, Inc. 2                              20,000            1,133,600
                                                             -------------
HEALTH CARE EQUIPMENT  2.97%
 O  Boston Scientific Corp. 2,3                50,000            1,986,500
 O  Hospira, Inc.                              50,000            1,530,000
                                                             -------------
                                                                 3,516,500
                                                             -------------
PHARMACEUTICALS  5.58%
    Johnson & Johnson                          30,000            1,689,900
    Pfizer Inc. 3                             125,000            3,825,000
    Sanofi-Aventis - ADR                       30,000            1,098,300
                                                             -------------
                                                                 6,613,200
                                                             -------------
TOTAL HEALTH CARE (COST: $8,578,213)                            11,263,300
                                                             -------------
INDUSTRIALS  5.10%
INDUSTRIAL CONGLOMERATES  3.85%
    3M Co. 2                                   15,000            1,199,550
    General Electric Co.                      100,000            3,358,000
                                                             -------------
                                                                 4,557,550
                                                             -------------

                                 BURNHAM FUND 1

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

RAILROADS  1.25%
    Norfolk Southern Corp. 3                   50,000        $   1,487,000
                                                             -------------
TOTAL INDUSTRIALS (COST: $5,172,816)                             6,044,550
                                                             -------------
INFORMATION TECHNOLOGY  16.21%
COMMUNICATIONS EQUIPMENT  1.15%
 O  Cisco Systems, Inc. 2                      75,000            1,357,500
                                                             -------------
COMPUTER HARDWARE  4.40%
 O  Dell, Inc. 3                               50,000            1,780,000
    International Business Machines
    Corp.                                      40,000            3,429,600
                                                             -------------
                                                                 5,209,600
                                                             -------------
DATA PROCESSING & OUTSOURCED SERVICES  1.83%
    First Data Corp. 2                         50,000            2,175,000
                                                             -------------
INTERNET RETAIL  3.37%
 O  eBay Inc. 2                                25,000            2,298,500
 O  Yahoo!, Inc. 2                             50,000            1,695,500
                                                             -------------
                                                                 3,994,000
                                                             -------------
SEMICONDUCTORS  2.54%
    Intel Corp.                               150,000            3,009,000
                                                             -------------
SYSTEMS SOFTWARE  2.92%
    Microsoft Corp.                           125,000            3,456,250
                                                             -------------
TOTAL INFORMATION TECHNOLOGY (COST: $15,301,957)                19,201,350
                                                             -------------
MATERIALS  1.08%
CHEMICALS (DIVERSIFIED)  1.08%
    Du Pont (E.I.) de Nemours                  30,000            1,284,000
                                                             -------------
TOTAL MATERIALS (COST: $1,265,100)                               1,284,000
                                                             -------------
TELECOMMUNICATIONS SERVICES  0.83%
INTEGRATED TELECOMMUNICATIONS SERVICES  0.83%
    Verizon Communications Inc.                25,000              984,500
                                                             -------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $988,250)                 984,500
                                                             -------------
UTILITIES  1.97%
ELECTRIC UTILITIES  0.84%
 O  AES Corp. 3                               100,000              999,000
                                                             -------------
GAS UTILITIES  1.13%
 O  Southern Union Co. 2                       65,000            1,332,500
                                                             -------------
TOTAL UTILITIES (COST: $2,231,407)                               2,331,500
                                                             -------------

TOTAL COMMON STOCKS (COST: $86,754,927)                        111,890,537
                                                             -------------


                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK  0.88%

CONSUMER DISCRETIONARY  0.88%
AUTO MANUFACTURERS  0.88%
    Ford Motor Co., Capital Trust II,
    Pfd. conv.
    6.50% 1/15/32                              20,000        $   1,045,600
                                                             -------------
TOTAL CONSUMER DISCRETIONARY (COST: $1,056,000)                  1,045,600
                                                             -------------
TOTAL CONVERTIBLE PREFERRED STOCK (COST: $1,056,000)             1,045,600
                                                             -------------

                                                FACE          AMORTIZED
                                                VALUE           COST
 -------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS b  25.74%
ASSET BACKED COMMERCIAL PAPER  1.52%
    Concord Minutemen Capital Co.,
    LLC a
    1.66% 10/05/04                        $ 1,796,466            1,796,466
                                                             -------------
CERTIFICATE OF DEPOSIT  5.30%
    Banco Santander a
    1.80% 10/25/04                          1,652,501            1,652,501
    Banco Santander a
    1.67% 6/07/05                           1,870,668            1,870,668
    Eurohypo AG a
    1.80% 10/22/04                          2,295,645            2,295,645
    Societe Generale North America
    Inc. a
    1.72% 6/14/05                             467,391              467,391
                                                             -------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $6,286,205)                  6,286,205
                                                             -------------
DISCOUNTED COMMERCIAL PAPER  5.10%
    General Electric Capital Corp.
    1.74% 10/01/04                            145,000              145,000
    San Paolo Financial
    1.87% 10/01/04                          5,900,000            5,900,000
                                                             -------------
TOTAL DISCOUNTED COMMERCIAL PAPER (COST:
$6,045,000)                                                      6,045,000
                                                             -------------
FLOATING RATE NOTE  8.59%
    Goldman Sachs Group Inc. a
    1.96% 7/29/05                             111,518              111,518
    Merrill Lynch a
    2.01% 10/01/04                          4,024,412            4,024,412
    Merrill Lynch a
    2.01% 10/07/04                          1,712,308            1,712,308
    Natexis Banques a
    1.98% 12/13/04                          1,402,610            1,402,610
    Natexis Banques a
    1.92% 1/19/05                           1,902,595            1,902,595

                                 BURNHAM FUND 2

BURNHAM FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       FACE         AMORTIZED
                                                       VALUE           COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  CONTINUED
    Societe Generale North America
    Inc. a
    1.95% 12/08/04                                $ 1,026,865    $   1,026,865
                                                                 -------------
TOTAL FLOATING RATE NOTE (COST: $10,180,308)                        10,180,308
                                                                 -------------
INSTITUTIONAL MONEY MARKET TRUST  4.33%
    PNC Bank Institutional Money
    Market Trust a
    1.68% 10/01/04                                  5,127,350        5,127,350
                                                                 -------------
TIME DEPOSIT  0.90%
    UBS Bank a
    1.98% 10/01/04                                  1,064,538        1,064,538
                                                                 -------------

TOTAL SHORT-TERM INSTRUMENTS
 (COST: $30,499,867)                                                30,499,867
                                                                 -------------


                                                                       VALUE
                                                                    ----------


Total Investments  121.06%
(COST $118,310,794)                                              $ 143,436,004

Call options written  (0.36)%
(PREMIUMS RECEIVED $303,807)                                          (420,875)

Liabilities, less cash and other assets  (20.70)%                  (24,531,676)
                                                                 -------------

Net Assets  100.00%                                              $ 118,483,453
                                                                 =============

                                                    NUMBER OF
                                                    CONTRACTS         VALUE
 -------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (0.36)%
    AES Corp. Call
    @ 10 due Jan 05                                       285       $ (21,375)
                                                                    ---------
    American Express Co. Call
    @ 55 due Jan 05                                       100          (5,000)
                                                                    ---------
    American International Group, Inc.
    Call
    @ 75 due Nov 04                                       100          (2,000)
                                                                    ---------
    Boston Scientific Corp. Call
    @ 42.5 due Jan 05                                     200         (35,000)
                                                                    ---------
    Dell, Inc. Call
    @ 37.5 due Jan 05                                     100          (8,500)
                                                                    ---------
    Exxon Mobil Corp. Call
    @ 47.5 due Jan 05                                     200         (41,000)
                                                                    ---------

                                                    NUMBER OF
                                                    CONTRACTS         VALUE
 -------------------------------------------------------------------------------
    GreenPoint Financial Corp. Call
    @ 45 due Jan 05                                       250       $ (60,000)
                                                                    ---------
    K2 Inc. Call
    @ 15 due Dec 04                                       500         (30,000)
                                                                    ---------
    McDonald's Corp. Call
    27.5 due Dec 04                                       200         (22,000)
                                                                    ---------
    Norfolk Southern Corp. Call
    @ 30 due Jan 05                                       200         (26,000)
                                                                    ---------
    Pfizer Inc. Call
    @ 35 due Jan 05                                       250          (7,500)
                                                                    ---------
    Pioneer Natural Resources Co.
    Call
    @ 35 due Dec 04                                       200         (27,000)
                                                                    ---------
    Royal Caribbean Cruises Ltd.
    Calls
    @ 45 due Dec 04                                       100         (17,000)
    @ 40 due Dec 04                                       100         (46,000)
                                                                    ---------

                                                                      (63,000)
                                                                    ---------
    The Bank of New York Co., Inc.
    Call
    @ 32.5 due Oct 04                                     200          (1,000)
                                                                    ---------
    The Bear Stearns Cos. Inc. Call
    @ 90 due Oct 04                                       100         (71,000)
                                                                    ---------
    Viacom Inc., Class B Call
    @ 40 due Dec 04                                       100            (500)
                                                                    ---------

TOTAL CALL OPTIONS WRITTEN

(PREMIUMS RECEIVED: $303,807)                                        (420,875)
                                                                    ---------



FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
------------------------------------------------------------------

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2004, BASED ON SECURITIES OWNED, WAS $118,310,794. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $25,601,553 AND $(509,416) RESPECTIVELY.

   o Indicates securities that do not produce income. a This security is the actual collateral used in security lending.
   b The 25.74% inclusive of all short-term instruments, including the collateral used in security lending. Not including the collateral, the percentage would be 5.10%.
   c Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

                                 BURNHAM FUND 3

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                             NUMBER OF
                                               SHARES              VALUE
 -------------------------------------------------------------------------------

COMMON STOCKS  95.23%
(PERCENTAGE OF NET ASSETS)

BANKS  25.97%
ASSET MANAGEMENT & CUSTODY BANKS  4.50%
    Mellon Financial Corp. 3                  175,000        $   4,845,750
    The Bank of New York Co., Inc. 3          185,000            5,396,450
                                                             -------------
                                                                10,242,200
                                                             -------------
DIVERSIFIED BANKS  1.83%
    Comerica Inc. 3                            21,400            1,270,090
    U.S. Bancorp 3                            100,000            2,890,000
                                                             -------------
                                                                 4,160,090
                                                             -------------
REGIONAL BANKS  19.64%
    Alliance Financial Corp.                   51,000            1,483,590
    Bancorp Rhode Island, Inc.                114,100            4,061,960
 O  Bancshares of Florida, Inc.               214,000            3,396,180
    Bridge Street Financial, Inc.             163,100            2,484,013
    Capital Bank Corp.                         20,000              320,600
 O  Cardinal Financial Corp.                  231,100            2,174,651
 O  Centennial Bank Holdings, Inc.
    (Restricted)                              750,000            7,500,000
 O  Connecticut Bank & Trust Co.              130,000            2,411,500
 O  Greenville First Bancshares,
    Inc. 2                                     80,000            1,468,000
    Hudson United Bancorp 3                    50,000            1,842,500
    Interchange Financial Services
    Corp.                                      73,000            1,749,810
 O  SNB Bancshares, Inc. 2                    429,500            5,145,410
    Sterling Bancorp                           65,000            1,758,250
    U.S.B. Holding Co., Inc.                  312,585            7,902,149
    Wainright Bank & Trust Co.                 89,870            1,023,619
                                                             -------------
                                                                44,722,232
                                                             -------------
TOTAL BANKS (COST: $52,045,607)                                 59,124,522
                                                             -------------
DIVERSIFIED FINANCIALS  25.93%
CONSUMER FINANCE  2.91%
    MBNA Corp. 3                              115,000            2,898,000
 O  Providian Financial Corp. 3               239,800            3,726,492
                                                             -------------
                                                                 6,624,492
                                                             -------------
INSURANCE-PROPERTY & CASUALTY  6.27%
 O  Conseco, Inc. 3                           240,000            4,238,400
    Radian Group Inc. 3                       125,000            5,778,750
    The PMI Group, Inc. 3                     105,000            4,260,900
                                                             -------------
                                                                14,278,050
                                                             -------------
INVESTMENT BANKING & BROKERAGE  9.25%
 O  Ameritrade Holding Corp. 3                500,000            6,005,000




                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

 O  E*TRADE Financial Corp. 3                 290,000        $   3,311,800
    Friedman, Billings, Ramsey
    Group,   Inc., Class A 3                  200,000            3,820,000
    Merrill Lynch & Co., Inc. 3                65,000            3,231,800
    Morgan Stanley 3                           95,000            4,683,500
                                                             -------------
                                                                21,052,100
                                                             -------------
MORTGAGE BANKING  3.71%
    Fieldstone Investment Corp. c             412,500            7,012,500
 O  Saxon Capital Inc.                         66,500            1,429,750
                                                             -------------
                                                                 8,442,250
                                                             -------------
OTHER DIVERSIFIED FINANCIAL SERVICES  3.68%
    Citigroup Inc. 3                          190,000            8,382,800
                                                             -------------
UNREGISTERED INVESTMENT COMPANY  0.11%
 O  Peregrine Holdings Ltd.
    (Restricted)                              250,000              247,980
                                                             -------------
TOTAL DIVERSIFIED FINANCIALS (COST: $61,753,906)                59,027,672
                                                             -------------
INFORMATION TECHNOLOGY  0.66%
DATA PROCESSING & OUTSOURCED SERVICES  0.66%
    Paychex, Inc. 3                            50,000            1,507,500
                                                             -------------
TOTAL INFORMATION TECHNOLOGY (COST: $1,652,236)                  1,507,500
                                                             -------------
SAVINGS AND LOAN COMPANIES  42.67%
SAVINGS AND LOAN COMPANIES --
REGIONAL  42.67%
 O  ASB Holding Co. 2                          66,800            1,035,400
    Astoria Financial Corp. 2,3               185,000            6,565,650
    Beverly Hills Bancorp Inc.                116,900            1,221,605
    Capitol Federal Financial 2                46,500            1,496,370
    Central Bancorp, Inc.                     113,100            3,534,375
    Charter Financial Corp.                   138,000            4,682,340
    Citizens South Banking Corp.,
    Inc.                                      315,900            3,968,020
    Dime Community Bancshares, Inc.           174,000            2,923,200
    Federal Trust Corp.                        52,750              440,463
    GreenPoint Financial Corp. 3              235,000           10,871,100
    Hudson City Bancorp, Inc. 3               216,500            7,737,710
    MAF Bancorp, Inc. 3                       100,000            4,313,000
    New York Community Bancorp, Inc. 3        100,000            2,054,000
    Northwest Bancorp, Inc.                    63,091            1,430,273
    People's Bank                             225,000            8,039,250
    Provident Bancorp, Inc.                   244,800            2,873,952
    Provident Financial Holdings, Inc.        120,000            3,480,000
    SI Financial Group                          6,068               60,680
    Sound Federal Bancorp, Inc.               235,600            3,444,472
    Sovereign Bancorp, Inc. 3                 500,000           10,910,000
    Synergy Financial Group, Inc.             270,997            2,861,728
    Waypoint Financial Corp.                  195,400            5,387,178

                           FINANCIAL SERVICES FUND 4

BURNHAM FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  CONTINUED

SAVINGS AND LOAN COMPANIES  CONTINUED
    Webster Financial Corp. 3                 110,000        $   5,432,900
    Westfield Financial, Inc.                  51,000            1,203,600
    Willow Grove Bancorp, Inc.                 70,000            1,158,150
                                                             -------------
                                                                97,125,416
                                                             -------------
TOTAL SAVINGS AND LOAN COMPANIES (COST:
$92,457,172)                                                    97,125,416
                                                             -------------
TOTAL COMMON STOCKS (COST: $207,908,921)                       216,785,110
                                                             -------------

WARRANTS  0.00% #
 O  Dime Bancorp Inc. Litigation Tracking
    Warrants                                   10,000                1,400
                                                             -------------

TOTAL WARRANTS (COST: $2,095)                                        1,400
                                                             -------------

                                                FACE             AMORTIZED
                                               VALUE               COST
 -------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS b  9.65%

DISCOUNTED COMMERCIAL PAPER  7.07%
    General Electric Capital Corp.
    1.74% 10/04/04                          4,805,000            4,804,303
    San Paolo Financial
    1.80% 10/01/04                         11,300,000           11,300,000
                                                             -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $16,104,303)                                            16,104,303
                                                             -------------
INSTITUTIONAL MONEY MARKET TRUST  1.58%
    PNC Bank Institutional Money
    Market Trust a
    1.68% 10/01/04                          3,600,220            3,600,220
                                                             -------------
TOTAL INSTITUTIONAL MONEY MARKET TRUST (COST: $3,600,220)        3,600,220
                                                             -------------
FLOATING RATE NOTE  0.28%
    Goldman Sachs a
    1.96% 7/29/05                             454,488              454,488
    Natexis Banques a
    1.92% 1/19/05                             186,263              186,263
                                                             -------------
TOTAL FLOATING RATE NOTE (COST: $640,751)                          640,751
                                                             -------------
ASSET BACKED COMMERCIAL PAPER  0.38%
    Falcon Asset Securitization
    Corp. a
    1.66% 10/05/04                            857,033              857,033
                                                             -------------
TOTAL ASSET BACKED COMMERCIAL PAPER (COST: $857,033)               857,033
                                                             -------------
CERTIFICATE OF DEPOSIT  0.29%
    Banco Santander a
    1.80% 10/25/04                            663,735              663,735
                                                             -------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $663,735)                      663,735
                                                             -------------

                                                FACE           AMORTIZED
                                                VALUE             COST
 -------------------------------------------------------------------------------
TIME DEPOSIT  0.05%
    UBS Bank a
    1.98% 10/01/04                        $   113,681        $     113,681
                                                             -------------
TOTAL TIME DEPOSIT (COST: $113,681)                                113,681
                                                             -------------

TOTAL SHORT-TERM INSTRUMENTS
 (COST: $21,979,723)                                            21,979,723
                                                             -------------


Total Investments  104.88%
(COST $229,890,739)                                          $ 238,766,233

Call options written  (0.99)%
(PREMIUMS RECEIVED $4,208,722)                                  (2,253,520)

Liabilities, less cash and other assets  (3.89)%                (8,864,181)
                                                             -------------

Net Assets  100.00%                                          $ 227,648,532
                                                             =============

                                            NUMBER OF
                                            CONTRACTS            VALUE
 -------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (0.99)%
    Ameritrade Holding Corp. Calls
    @ 10 due Nov 04                               500             (110,000)
    @ 12.5 due Nov 04                             500              (27,500)
    @ 15 due Nov 04                             2,000              (10,000)
    @ 12.5 due Jan 05                           1,000              (90,000)
    @ 17.5 due Jan 05                           1,000               (5,000)
                                                             -------------

                                                                  (242,500)
                                                             -------------
    Astoria Financial Corp. Calls
    @ 35 due Oct 04                               350              (24,500)
    @ 40 due Oct 04                               200               (4,000)
    @ 45 due Oct 04                               250               (1,250)
    @ 35 due Jan 05                               150              (26,250)
    @ 40 due Jan 05                               250               (3,750)
    @ 40 due Apr 05                               150               (6,000)
                                                             -------------

                                                                   (65,750)
                                                             -------------
    Citigroup Inc. Calls
    @ 50 due Jan 05                               500              (10,000)
    @ 60 due Jan 05                               700               (3,500)
    @ 47.5 due Mar 05                             700              (56,000)
                                                             -------------

                                                                   (69,500)
                                                             -------------

                           FINANCIAL SERVICES FUND 5

BURNHAM FINANCIAL SERVICES FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                            NUMBER OF
                                            CONTRACTS             VALUE
 -------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED
    Comerica Inc. Calls
    @ 55 due Oct 04                                14        $      (6,020)
    @ 65 due Apr 05                               200              (17,000)
                                                             -------------

                                                                   (23,020)
                                                             -------------
    Conseco, Inc. Calls
    @ 17.5 due Oct 04                           1,200              (42,000)
    @ 20 due Jan 05                               750              (15,000)
    @ 20 due Mar 05                               450              (18,000)
                                                             -------------

                                                                   (75,000)
                                                             -------------
    E*TRADE Financial Corp. Calls
    @ 12 due Oct 04                               400               (4,000)
    @ 12.5 due Jan 05                           1,000              (55,000)
    @ 15 due Jan 05                               750               (3,750)
    @ 17.5 due Jan 05                             250               (1,250)
    @ 20 due Jan 05                               500               (2,500)
                                                             -------------

                                                                   (66,500)
                                                             -------------
    Friedman, Billings, Ramsey
    Group, Inc. Calls
    @ 22.5 due Dec 04                           1,125              (50,625)
    @ 20 due Jan 05                               475              (59,375)
    @ 25 due Mar 05                               400              (12,000)
                                                             -------------

                                                                  (122,000)
                                                             -------------
    GreenPoint Financial Corp. Calls
    @ 40 due Jan 05                               300             (192,000)
    @ 50 due Apr 05                               450              (36,000)
                                                             -------------

                                                                  (228,000)
                                                             -------------
    Hudson City Bancorp, Inc. Calls
    @ 35 due Oct 04                               150              (12,750)
    @ 45 due Oct 04                                40                 (400)
    @ 35 due Jan 05                               300              (54,000)
    @ 40 due Jan 05                               300               (4,500)
                                                             -------------

                                                                   (71,650)
                                                             -------------
    Hudson United Bancorp Calls
    @ 45 due Oct 04                               200               (1,000)
    @ 40 due Jan 05                               300              (13,500)
                                                             -------------

                                                                   (14,500)
                                                             -------------

                                            NUMBER OF
                                            CONTRACTS            VALUE
 -------------------------------------------------------------------------------
    MAF Bancorp, Inc. Calls
    @ 45 due Feb 05                               300        $     (30,000)
                                                             -------------
    MBNA Corp. Calls
    @ 30 due Jan 05                               750               (3,750)
    @ 27.5 due Mar 05                             400              (28,000)
                                                             -------------

                                                                   (31,750)
                                                             -------------
    Mellon Financial Corp. Calls
    @ 32.5 due Dec 04                             250               (1,250)
    @ 30 due Jan 05                               500              (22,500)
    @ 32.5 due Jan 05                             250               (2,500)
    @ 40 due Jan 05                               500               (2,500)
    @ 30 due Mar 05                               250              (16,250)
                                                             -------------

                                                                   (45,000)
                                                             -------------
    Merrill Lynch & Co., Inc. Calls
    @ 60 due Jan 05                               200               (2,000)
    @ 65 due Jan 05                               250               (1,250)
    @ 70 due Jan 05                               200               (1,000)
                                                             -------------

                                                                    (4,250)
                                                             -------------
    Morgan Stanley Calls
    @ 65 due Oct 04                               200               (1,000)
    @ 50 due Jan 05                               250              (52,500)
    @ 60 due Jan 05                               250               (3,750)
    @ 65 due Jan 05                               250               (1,250)
                                                             -------------

                                                                   (58,500)
                                                             -------------
    New York Community Bancorp, Inc.
    Calls
    @ 20 due Jan 05                               400              (56,000)
    @ 22.5 due Jan 05                             300              (13,500)
    @ 25 due Jan 05                               300               (4,500)
                                                             -------------

                                                                   (74,000)
                                                             -------------
    Paychex, Inc. Call
    @ 32.5 due Mar 05                             500              (50,000)
                                                             -------------
    Providian Financial Corp. Calls
    @ 12.5 due Jan 05                             800             (264,000)
    @ 15 due Jan 05                               500              (65,000)
    @ 17.5 due Jan 05                             975              (19,500)
                                                             -------------

                                                                  (348,500)
                                                             -------------
                           FINANCIAL SERVICES FUND 6

BURNHAM FINANCIAL SERVICES FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                            NUMBER OF
                                            CONTRACTS            VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

    Radian Group Inc. Calls
    @ 45 due Jan 05                               250        $     (77,500)
    @ 60 due Jan 05                               750               (7,500)
    @ 50 due Feb 05                               250              (33,750)
                                                             -------------

                                                                  (118,750)
                                                             -------------
    Sovereign Bancorp, Inc. Calls
    @ 25 due Oct 04                               500               (2,500)
    @ 22.5 due Jan 05                             200              (15,000)
    @ 25 due Jan 05                             1,000               (5,000)
    @ 30 due Jan 05                               320               (1,600)
                                                             -------------

                                                                   (24,100)
                                                             -------------
    The Bank of New York Co., Inc. Calls
    @ 32.5 due Oct 04                             200               (1,000)
    @ 35 due Oct 04                               200               (1,000)
    @ 30 due Jan 05                               300              (27,000)
    @ 32.5 due Jan 05                             250               (6,250)
    @ 35 due Jan 05                               250               (1,250)
    @ 40 due Jan 05                               250               (2,500)
    @ 32.5 due Apr 05                             400              (26,000)
                                                             -------------

                                                                   (65,000)
                                                             -------------
    The PMI Group, Inc. Calls
    @ 45 due Mar 05                               200              (19,000)
    @ 40 due Jan 05                               600             (150,000)
    @ 45 due Jan 05                               250              (13,750)
                                                             -------------

                                                                  (182,750)
                                                             -------------
    U.S. Bancorp Calls
    @ 30 due Dec 04                               250               (8,750)
    @ 30 due Jan 05                               250              (13,750)
    @ 30 due Mar 05                               200              (16,000)
                                                             -------------

                                                                   (38,500)
                                                             -------------
    Webster Financial Corp. Calls
    @ 45 due Oct 04                               350             (154,000)
    @ 50 due Apr 05                               200              (50,000)
                                                             -------------

                                                                  (204,000)
                                                             -------------

TOTAL CALL OPTIONS WRITTEN
 (PREMIUMS RECEIVED: $4,208,722)                                (2,253,520)
                                                             -------------





FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2004, BASED ON SECURITIES OWNED, WAS $229,830,059. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $17,870,255 AND $(8,994,763), RESPECTIVELY.

   o  Indicates securities that do not produce income.
   a  This security is the collateral used in security lending.
   b The 9.65% is inclusive of all short-term instruments, including the collateral used in securities lending. Not including the collateral, the percentage would be 7.07%.
   c Security is exempt from registration pursuant to Rule 144 under the Securities Act of 1933, as amended,
   #  Amount represents less than 0.01% of the net assets.


                           FINANCIAL SERVICES FUND 7

BURNHAM FINANCIAL INDUSTRIES FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

COMMON STOCKS  101.29%
(PERCENTAGE OF NET ASSETS)

BANKS  33.13%
ASSET MANAGEMENT & CUSTODY BANKS  12.51%
    Mellon Financial Corp. 3                   25,000        $     692,250
    Northern Trust Corp. 3                     10,000              408,000
    The Bank of New York Co., Inc. 3           25,000              729,250
                                                             -------------
                                                                 1,829,500
                                                             -------------
DIVERSIFIED BANKS  10.28%
    Bank of America Corp. 3                     6,000              259,980
    Comerica Inc. 3                             2,000              118,700
    Marshall & Ilsley Corp. 3                  10,000              403,000
    U.S. Bancorp 3                             25,000              722,500
                                                             -------------
                                                                 1,504,180
                                                             -------------
REGIONAL BANKS  10.34%
    City National Corp. 3                       5,000              324,750
    FirstMerit Corp. 3                          7,500              197,288
    North Fork Bancorporation Inc. 3           20,000              889,000
    The Colonial BancGroup, Inc.                5,000              102,250
                                                             -------------
                                                                 1,513,288
                                                             -------------
TOTAL BANKS (COST: $4,647,777)                                   4,846,968
                                                             -------------
DIVERSIFIED FINANCIALS  47.87%
CONSUMER FINANCE  7.11%
    Capital One Financial Corp. 3               2,000              147,800
    MBNA Corp. 3                               20,000              504,000
 O  Providian Financial Corp. 3                25,000              388,500
                                                             -------------
                                                                 1,040,300
                                                             -------------
INSURANCE-PROPERTY & CASUALTY  14.31%
 O  Conseco, Inc. 3                            20,000              353,200
    Prudential Financial, Inc. 3                5,000              235,200
    Radian Group Inc. 3                        15,000              693,450
    The PMI Group, Inc. 3                      20,000              811,600
                                                             -------------
                                                                 2,093,450
                                                             -------------
INVESTMENT BANKING & BROKERAGE  16.59%
 O  Ameritrade Holding Corp. 3                 15,000              180,150
    Friedman, Billings, Ramsey
    Group, Inc. 3                              15,000              286,500
    Lehman Brothers Holdings Inc. 3             7,500              597,900
    Merrill Lynch & Co., Inc. 3                15,000              745,800
    Morgan Stanley  3                          12,500              616,250
                                                             -------------
                                                                 2,426,600
                                                             -------------

                                             NUMBER OF
                                               SHARES            VALUE
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES  9.86%
    CIT Group Inc. 3                           15,000        $     560,850
    Citigroup Inc. 3                           20,000              882,400
                                                             -------------
                                                                 1,443,250
                                                             -------------
TOTAL DIVERSIFIED FINANCIALS (COST: $6,852,388)                  7,003,600
                                                             -------------
INFORMATION TECHNOLOGY  3.09%
DATA PROCESSING & OUTSOURCED SERVICES  3.09%
    Paychex, Inc. 3                            15,000              452,250
                                                             -------------
TOTAL INFORMATION TECHNOLOGY (COST: $505,558)                      452,250
                                                             -------------
SAVINGS AND  LOAN COMPANIES  17.20%
SAVINGS AND  LOAN COMPANIES --
REGIONAL  17.20%
    Astoria Financial Corp. 3                  15,000              532,350
    MAF Bancorp Inc. 3                         10,000              431,300
    New York Community Bancorp, Inc. 3          7,500              154,050
    People's Bank                              20,000              714,600
    Sovereign Bancorp, Inc. 3                  20,000              436,400
    Webster Financial Corp. 3                   5,000              246,950
                                                             -------------
                                                                 2,515,650
                                                             -------------
TOTAL SAVINGS AND  LOAN COMPANIES (COST: $2,380,105)             2,515,650
                                                             -------------
TOTAL COMMON STOCKS (COST: $14,385,828)                         14,818,468
                                                             -------------


Total Investments  101.29%
(COST $14,385,828)                                           $  14,818,468

Call options written  (3.32)%
(PREMIUMS RECEIVED $561,358)                                      (486,115)

Put options written  (0.00)% #
(PREMIUMS RECEIVED $3,325)                                            (500)

Cash and Other Assets, Less Liabilities  2.03%                     298,346
                                                             -------------

Net Assets  100.00%                                          $  14,630,199
                                                             =============


                                             NUMBER OF
                                             CONTRACTS            VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  (3.32)%

    Ameritrade Holding Corp. Calls
    @ 15 due Nov 04                                50        $        (250)
    @ 12.5 due Jan 05                              50               (4,500)
    @ 15 due Jan 05                                50               (1,500)
                                                             -------------

                                                                    (6,250)
                                                             -------------

                          FINANCIAL INDUSTRIES FUND 8

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                             NUMBER OF
                                             CONTRACTS            VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

    Astoria Financial Corp. Calls
    @ 35 due Jan 05                                30        $      (5,250)
    @ 40 due Jan 05                                20                 (300)
    @ 40 due Apr 05                                50               (2,000)
                                                             -------------

                                                                    (7,550)
                                                             -------------
    Bank of America Corp. Call
    @ 42.5 due Jan 05                              60              (11,100)
                                                             -------------
    Capital One Financial Corp. Call
    @ 70 due Jan 05                                20              (13,600)
                                                             -------------
    CIT Group Inc. Calls
    @ 35 due Oct 04                               100              (23,500)
    @ 35 due Jan 05                                25               (8,750)
    @ 40 due Jan 05                                25               (2,500)
                                                             -------------

                                                                   (34,750)
                                                             -------------
    Citigroup Inc. Calls
    @ 45 due Dec 04                                50               (4,750)
    @ 47.5 due Dec 04                              30                 (900)
    @ 45 due Jan 05                                50               (6,500)
    @ 50 due Jan 05                                20                 (400)
    @ 45 due Mar 05                                50               (9,000)
                                                             -------------

                                                                   (21,550)
                                                             -------------
    City National Corp. Calls
    @ 65 due Nov 04                                20               (4,000)
    @ 70 due Feb 05                                30               (3,300)
                                                             -------------

                                                                    (7,300)
                                                             -------------
    Comerica, Inc. Call
    @ 60 due Oct 04                                20                 (900)
                                                             -------------
    Conseco, Inc. Calls
    @ 17.5 due Oct 04                             100               (3,500)
    @ 20 due Dec 04                                50                 (250)
    @ 20 due Jan 05                                50               (1,000)
                                                             -------------

                                                                    (4,750)
                                                             -------------
    FirstMerit Corp. Call
    @ 25 due Dec 04                                25               (3,875)
                                                             -------------

                                             NUMBER OF
                                             CONTRACTS            VALUE
--------------------------------------------------------------------------------

    Friedman, Billings, Ramsey Group,
    Inc. Calls
    @ 17.5 due Dec 04                              30        $      (7,200)
    @ 20 due Dec 04                                50               (5,500)
    @ 17.5 due Mar 05                              55              (14,575)
    @ 25 due Mar 05                                15                 (450)
                                                             -------------

                                                                   (27,725)
                                                             -------------
    Lehman Brothers Holdings Inc. Calls
    @ 70 due Jan 05                                25              (27,250)
    @ 75 due Jan 05                                25              (17,500)
    @ 80 due Jan 05                                25              (10,500)
                                                             -------------

                                                                   (55,250)
                                                             -------------
    MAF Bancorp Inc. Call
    @ 45 due Nov 04                                30               (1,050)
                                                             -------------
    Marshall & Ilsley Corp. Call
    @ 40 due Mar 05                               100              (19,000)
                                                             -------------
    MBNA Corp. Calls
    @ 25 due Jan 05                                50               (7,000)
    @ 25 due Mar 05                               100              (17,500)
    @ 27.5 due Mar 05                              50               (3,500)
                                                             -------------

                                                                   (28,000)
                                                             -------------
    Mellon Financial Corp. Calls
    @ 30 due Jan 05                                50               (2,250)
    @ 32.5 due Jan 05                              30                 (300)
    @ 30 due Mar 05                               170              (11,050)
                                                             -------------

                                                                   (13,600)
                                                             -------------
    Merrill Lynch & Co., Inc. Calls
    @ 55 due Oct 04                                25                 (125)
    @ 50 due Jan 05                                25               (6,250)
    @ 55 due Jan 05                                40               (2,800)
    @ 60 due Jan 05                                20                 (200)
    @ 55 due Apr 05                                40               (5,800)
                                                             -------------

                                                                   (15,175)
                                                             -------------
    Morgan Stanley Calls
    @ 50 due Oct 04                                50               (1,750)
    @ 50 due Jan 05                                25               (5,250)
    @ 55 due Jan 05                                25               (1,625)
    @ 60 due Jan 05                                25                 (375)
                                                             -------------

                                                                    (9,000)
                                                             -------------

                          FINANCIAL INDUSTRIES FUND 9

BURNHAM FINANCIAL INDUSTRIES FUND CONTINUED
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                             NUMBER OF
                                             CONTRACTS            VALUE
--------------------------------------------------------------------------------

CALL OPTIONS WRITTEN  CONTINUED

    New York Community Bancorp, Inc.
    Calls
    @ 20 due Jan 05                                25        $      (3,500)
    @ 22.5 due Jan 05                              25               (1,125)
    @ 25 due Jan 05                                25                 (375)
                                                             -------------

                                                                    (5,000)
                                                             -------------
    North Fork Bancorporation Inc. Calls
    @ 37.5 due Nov 04                              20              (12,800)
    @ 40 due Nov 04                                30              (12,900)
    @ 42.5 due Feb 05                              50              (13,250)
    @ 45 due Feb 05                               100              (14,000)
                                                             -------------

                                                                   (52,950)
                                                             -------------
    Northern Trust Corp. Calls
    @ 45 due Jan 05                                50               (2,500)
    @ 50 due Jan 05                                50                 (250)
                                                             -------------
                                                                    (2,750)
                                                             -------------
    Paychex, Inc. Calls
    @ 35 due Dec 04                                50                 (500)
    @ 40 due Dec 04                                50                 (250)
    @ 32.5 due Mar 05                              50               (5,000)
                                                             -------------

                                                                    (5,750)
                                                             -------------
    Providian Financial Corp. Calls
    @ 12.5 due Dec 04                              50              (15,500)
    @ 15 due Jan 05                                50               (6,500)
    @ 15 due Mar 05                               100              (14,500)
                                                             -------------

                                                                   (36,500)
                                                             -------------
    Prudential Financial, Inc. Calls
    @ 47.5 due Dec 04                              25               (3,750)
    @ 45 due Jan 05                                25               (8,250)
                                                             -------------

                                                                   (12,000)
                                                             -------------
    Radian Group Inc. Calls
    @ 50 due Nov 04                                50               (1,750)
    @ 45 due Jan 05                                50              (15,500)
    @ 55 due Feb 05                                50               (1,750)
                                                             -------------

                                                                   (19,000)
                                                             -------------


                                             NUMBER OF
                                             CONTRACTS            VALUE
--------------------------------------------------------------------------------

    Sovereign Bancorp, Inc. Calls
    @ 22.5 due Oct 04                              30        $        (390)
    @ 22.5 due Jan 05                              50               (3,750)
    @ 25 due Jan 05                                50                 (250)
                                                             -------------

                                                                    (4,390)
                                                             -------------
    The Bank of New York Co., Inc. Calls
    @ 32.5 due Oct 04                              20                 (100)
    @ 30 due Jan 05                                50               (4,500)
    @ 32.5 due Jan 05                              50               (1,250)
    @ 30 due Apr 05                               100              (13,000)
    @ 32.5 due Apr 05                              30               (1,950)
                                                             -------------

                                                                   (20,800)
                                                             -------------
    The PMI Group, Inc. Calls
    @ 45 due Jan 05                                50               (2,750)
    @ 50 due Jan 05                                50                 (250)
    @ 40 due Mar 05                                50              (15,500)
    @ 45 due Mar 05                                50               (4,750)
                                                             -------------

                                                                   (23,250)
                                                             -------------
    U.S. Bancorp Call
    @ 30 due Mar 05                               250              (20,000)
                                                             -------------
    Webster Financial Corp. Call
    @ 50 due Jan 05                                20               (3,300)
                                                             -------------

TOTAL CALL OPTIONS WRITTEN

 (PREMIUMS RECEIVED: $561,358)                                    (486,115)
                                                             -------------

PUT OPTIONS WRITTEN  (0.00)% #
    MAF Bancorp Inc. Put
    @ 40 due Nov 04                                50                 (500)
                                                             -------------

TOTAL PUT OPTIONS WRITTEN

 (PREMIUMS RECEIVED: $3,325)                                          (500)
                                                             -------------



FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
--------------------------------------------------------------------------------

THE TAX COST OF THE FUND AT SEPTEMBER 30, 2004, BASED ON SECURITIES OWNED, WAS $14,385,828. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND FOR THE PERIOD WAS $630,219 AND $(197,579), RESPECTIVELY.

   #  Amount represents less than 0.01% of the net assets.
   o  Indicates securities that do not produce income.

                          FINANCIAL INDUSTRIES FUND 10

BURNHAM MONEY MARKET FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       FACE        AMORTIZED
                                                       VALUE          COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS  99.67%

DISCOUNTED COMMERCIAL PAPER  45.09%
    Alliance and Leicester p.l.c.
    1.24% 10/12/04                                 $ 2,000,000    $  1,999,242
    APRECO L.L.C.
    1.65% 11/15/04                                   2,000,000       1,995,875
    FCAR Owner Trust I
    1.66% 10/06/04                                   2,500,000       2,499,424
    General Electric Capital Corp.
    1.81% 12/15/04                                   2,500,000       2,490,573
    GovCo Inc.
    1.63% 11/10/04                                   2,000,000       1,996,378
    HBOS Treasury Services p.l.c.
    1.65% 11/19/04                                   2,500,000       2,494,385
    Jupiter Securitization Corp.
    1.64% 11/12/04                                   2,000,000       1,996,173
    Lexington Parker Capital Corp.
    1.30% 11/10/04                                   3,000,000       2,995,667
    Lockhart Funding L.L.C.
    1.84% 11/16/04                                   2,000,000       1,995,298
                                                                  ------------
TOTAL DISCOUNTED COMMERCIAL PAPER
 (COST: $20,463,015)                                                20,463,015
                                                                  ------------
FLOATING RATE NOTES  5.51%
    Bank of America Corp.
    1.80% 1/28/05                                    1,500,000       1,500,000
    Brookville Enterprises
    1.84% 10/01/25                                   1,000,000       1,000,000
                                                                  ------------
TOTAL FLOATING RATE NOTES (COST: $2,500,000)                         2,500,000
                                                                  ------------
REPURCHASE AGREEMENT 11.46%
    Citigroup Global Markets
    (Collateralized by $6,305,789, GNMA,
    4.50% due 6/20/2033, Delivery value
    $5,284,230) 1.81% due 10/01/04                   5,200,000       5,200,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENT
 (COST: $5,200,000)                                                  5,200,000
                                                                  ------------
TAXABLE MUNICIPAL COMMERCIAL PAPER  2.91%
    Tennessee School Board Authority,
    1.63% 10/27/04                                   1,320,000       1,320,000
                                                                  ------------
TOTAL TAXABLE MUNICIPAL COMMERCIAL PAPER (COST:
$1,320,000)                                                          1,320,000
                                                                  ------------
VARIABLE RATE DEMAND NOTES*  25.88%
    Adams County, CO, Housing
    Authority, Semper Village
    Apartments, Series B,
    (FNMA Collateral)
    1.90% 7/15/37                                      500,000         500,000
    B&V Land Co., L.L.C., Notes,
    1.94% 9/01/27                                      825,000         825,000



                                                       FACE        AMORTIZED
                                                       VALUE          COST
--------------------------------------------------------------------------------

    Camcairn I, L.L.C., Notes,
    (LOC: Firstar Bank)
    1.88% 10/01/21                                 $ 2,000,000    $  2,000,000
    Columbus, GA, Development
    Authority Revenue, Columbus
    Foundry,
    (LOC: Bank of Nova Scotia)
    1.84% 12/01/19                                   1,450,000       1,450,000
    FE, L.L.C., Notes,
    (LOC: Fifth Third Bank)
    1.79% 4/01/28                                    1,340,000       1,340,000
    Gilead Friends Church,
    (LOC: Fifth Third Bank)
    1.84% 10/01/17                                   1,000,000       1,000,000
    Illinois Development Finance
    Authority (Harbortown),
    (LOC: LaSalle Bank N.A.)
    1.94% 12/01/20                                   1,400,000       1,400,000
    Ordeal Properties, L.L.C., Note,
    (LOC: Key Bank, N.A.)
    1.88% 10/01/12                                   1,490,000       1,490,000
    Shepherd Capital, L.L.C.,
    (LOC: First of America)
    1.96% 9/15/47                                      940,000         940,000
    The Wilmington Iron & Metal Co.
    Notes,
    (LOC: Bank One, N.A.)
    1.84% 8/01/14                                      800,000         800,000
                                                                  ------------
TOTAL VARIABLE RATE DEMAND NOTES
 (COST: $11,745,000)                                                11,745,000
                                                                  ------------
CORPORATE NOTE  4.41%
    The Bear Stearns Cos., Inc.,
    Senior Notes
    6.63% 10/01/04                                   2,000,000       2,000,000
                                                                  ------------
TOTAL CORPORATE NOTE (COST: $2,000,000)                              2,000,000
                                                                  ------------
U.S. GOVERNMENT AGENCY OBLIGATION  4.41%
    Federal Home Loan Bank, Bond
    2.02% 6/08/05                                    2,000,000       2,000,000
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(COST: $2,000,000)                                                   2,000,000
                                                                  ------------

TOTAL SHORT-TERM INSTRUMENTS
 (COST: $45,228,015)                                                45,228,015
                                                                  ------------


Total Investments**  99.67%
(COST $45,228,015)                                                $ 45,228,015

Cash and Other Assets, Less Liabilities  0.33%                         151,139
                                                                  ------------

Net Assets  100.00%                                               $ 45,379,154
                                                                  ============
   * The interest rates disclosed for variable demand notes are the current rates in effect for September 30, 2004.
  **  Aggregate cost for federal tax purposes.

                           MONEY MARKET FUND 11

BURNHAM U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
Portfolio Holdings
AS OF SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------



                                                       FACE        AMORTIZED
                                                       VALUE          COST
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS b  133.04%

U.S. TREASURY OBLIGATIONS  57.43%
    U.S. Treasury Bills
    1.09% 10/07/04 2                              $10,000,000     $ 9,998,192
    1.26% 10/07/04 2                               30,000,000      29,993,700
    1.77% 2/03/05                                  20,000,000      19,877,430
    1.83% 2/17/05                                  15,000,000      14,894,302
    U.S. Treasury Notes
    5.88% 11/15/04 2                               16,000,000      16,088,986
    1.63% 3/31/05                                   7,000,000       7,011,777
                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS
 (COST: $97,864,387)                                               97,864,387
                                                                  -----------
INSTITUTIONAL MONEY MARKET TRUST  23.34%
    PNC Bank Institutional Money
    Market Trust a
    1.68% 10/01/04                                 39,780,000      39,780,000
                                                                  -----------
TOTAL INSTITUTIONAL MONEY MARKET TRUST (COST: $39,780,000)         39,780,000
                                                                  -----------
TIME DEPOSIT  9.84%
    Fortis Bank a
    1.89% 10/01/04                                 16,360,657      16,360,657
    UBS Bank a
    1.98% 10/01/04                                    399,343         399,343
                                                                  -----------
TOTAL TIME DEPOSIT (COST: $16,760,000)                             16,760,000
                                                                  -----------



                                                       FACE        AMORTIZED
                                                       VALUE          COST
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS  42.43%

    Citigroup Global Markets
    (collateralized by $42,456,358
    GNMA 4.00%, 4.00%, 4.50%, 5.50%
    and 5.50% due 12/20/26,
    7/16/33, 6/20/33, 3/20/11 and
    12/20/27, respectively,
    delivery value $38,001,911)
    1.81% 10/01/04                                $38,000,000     $ 38,000,000

    Goldman Sachs (collateralized
    by $34,997,000 U.S. Treasury
    Note 4.00% due 2/15/14 delivery
    value $34,301,591)
    1.67% 10/01/04                                 34,300,000       34,300,000
                                                                  ------------
TOTAL REPURCHASE AGREEMENTS
 (COST: $72,300,000)                                                72,300,000
                                                                  ------------

TOTAL SHORT-TERM INSTRUMENTS B

(COST: $226,704,387)                                               226,704,387
                                                                  ------------


Total Investments  133.04%
(COST $226,704,387*)                                              $226,704,387

Liabilities, less cash and other assets  (33.04)%                  (56,304,107)
                                                                  ------------

Net Assets  100.00%                                               $170,400,280
                                                                  ============
   *  Aggregate cost for Federal tax purposes.
   a  This security is the actual collateral used in security lending.
   b The 133.04% is inclusive of all short-term instruments, including the collateral used in securities lending. Not including the collateral, the percentage would be 99.86%.


                      U.S. GOVERNMENT MONEY MARKET FUND 12

 Notes to Portfolio Holdings
                         September 30, 2004 (Unaudited)


VALUATION AND INVESTMENT PRACTICES

1.   VALUING SECURITIES

     The funds use these methods to value portfolio securities:

     STOCKS and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price ("NOCP") on the valuation date. Any equities that didn't trade that day are valued at the last available bid price.

     BONDS and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

     MONEY MARKET INSTRUMENTS and other temporary cash investments are valued differently depending on the fund. The Burnham Money Market Fund and the Burnham U.S. Government Money Market Fund value them at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date (the method most commonly used to value these types of securities). The remaining funds use this method for temporary cash investments whose maturity is less than 60 days. For temporary cash investments whose maturity is longer than 60 days, the remaining funds value them the same way bonds are valued.

     REPURCHASE AGREEMENTS, which each fund can use as long as the counterparties meet the trustees' credit standards, are recorded at cost. Any repurchase agreements must be fully collateralized by U.S. Government securities, which are held by a custodian bank until the agreements mature. These securities are monitored daily to ensure that their value (including interest) is at least 102% of the amount owed to a fund under the related repurchase agreement. In the event of counterparty default, a fund has the right to use the collateral to offset losses incurred. There is potential loss in the event a fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert its rights.

     OPTIONS may be written by the non-money market funds to manage exposure to certain changes in markets. When a fund enters into a written call option, it records the amount received as an asset and also records an equivalent amount as a liability. The fund subsequently marks-to-market the liability, to reflect the option's current value. The potential risk to the funds is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When a call option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and for written options.

     FAIR VALUE PRICING
     Each Fund (other than the Money Market Funds) values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available or if market quotations may be unreliable, a fund may value its securities by a method that the Trustees

                         NOTES TO PORTFOLIO HOLDINGS 13

                          Notes to Portfolio Holdings
                   September 30, 2004 (Continued) (Unaudited)

     believe accurately reflects fair value. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. The Money Market Funds value the securities in the portfolios using amortized cost, which approximates cost, which approximates market value, in accordance with a rule of the Securities and Exchange Commission.

     ACCOUNTING FOR PORTFOLIO TRANSACTIONS
     The funds account for purchases and sales of portfolio securities as of each security's trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income as it accrues. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method.

SECURITIES LENDING
2. The Fund may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear the risk of loss with respect to the investment of cash collateral.

     At September 30, 2004, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received are as follows:


                                    LOANED SECURITIES          % OF                 VALUE OF
                                      MARKET VALUE           NET ASSETS         CASH COLLATERAL
                                      ------------           ----------         ---------------
     Burnham Fund                     $23,849,754              20.12%             $24,454,867
     Burnham Financial
        Services Fund                   5,712,931               2.50%               5,875,420
     Burnham U.S. Government
        Money Market Fund              55,077,676              32.32%              56,540,000

3. Securities or partial securities on which call options were written.

RESTRICTED SECURITIES
4. The Burnham Fund, Burnham Financial Services Fund and Burnham Financial Industries Fund may not investment more than 15% of its net assets which are subject to legal or contractual risks. At September 30, 2004, the Burnham Fund and Burnham Financial Services Fund owned the following restricted securities which may not be publicly sold without registration under the Securities Act of 1933 ("the 1933 Act.") The value of these securities is determined by valuations supplied by a pricing service or broker, or if not available, in good faith by or at the directions of the Trustees. Certain of these securities may be offered and sold to "qualified institutional buyers" under the Rule 144A if the 1933 Act.


                         NOTES TO PORTFOLIO HOLDINGS 14

                          Notes to Portfolio Holdings
                   September 30, 2004 (Continued) (Unaudited)



     DESCRIPTION,
     DATE OF PURCHASE,                                    SHARES/
     % OF NET ASSETS                         FUND          PAR              COST               VALUE
     ---------------                         ----          ---              ----               -----
     Fieldstone                             Burnham        37,500         $562,500            $637,500
     Investment Corp.                        Fund
     11/10/03
     0.54%

     Centennial Bank                        Burnham       750,000       $7,500,000          $7,500,000
     Holdings, Inc.                         Financial
     06/30/04                                Services
     3.29%                                      Fund

     Fieldstone                             Burnham       412,500       $6,187,500          $7,012,500
     Investment Corp.                       Financial
     11/10/03                                Services
     3.08%                                     Fund

     Peregrine                              Burnham       250,000         $247,980            $247,980
     Holdings Ltd.                          Financial
     05/31/02                                Services
     0.11%                                     Fund

                         NOTES TO PORTFOLIO HOLDINGS 15

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BURNHAM INVESTORS TRUST


By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date  NOVEMBER 29, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JON M. BURNHAM
                         -------------------------------------------------------
                           Jon M. Burnham, Chief Executive Officer
                           (principal executive officer)

Date  NOVEMBER 29, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MICHAEL E. BARNA
                         -------------------------------------------------------
                           Michael E. Barna, Chief Financial Officer
                           (principal financial officer)

Date  NOVEMBER 29, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.